   As filed with the Securities and Exchange Commission on February 24, 2005

                   Registration Nos. 33- 56654 and 811- 04844

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          Pre-Effective Amendment No.____                                    / /
          Post-Effective Amendment No. 25                                    /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
          Amendment No. 40                                                   /X/

                        (Check appropriate box or boxes)

             Separate Account I of Integrity Life Insurance Company
                           (Exact Name of Registrant)

                        Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900

                            Theresa M. Brunsman, Esq.
                        Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

     / / immediately upon filing pursuant to paragraph (b) of Rule 485

     / / on May 1, 2004 pursuant to paragraph (b) of Rule 485

     / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     /X/ on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485

     / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485

     / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    THIS FILING IS NOT INTENDED TO SUPERSEDE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE GRANDMASTER FLEXIBLE PREMIUM VARIABLE ANNUITY,
     IQ SMART ANNUITY OR ETF EASYANNUITY OFFERED BY INTEGRITY LIFE INSURANCE COMPANY, CONTAINED IN REGISTRATION STATEMENT NOS. 33-56654 (POST-EFFECTIVE
  NUMBER 22) AND 811-4844 (POST-EFFECTIVE NUMBER 36), FILED ON APRIL 30, 2004.

PROSPECTUS

                                   IQ ADVISOR
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                   issued by INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company (W&S). The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment divisions of our Separate Account I, referred to as Variable Account Options and Fixed Account Options. Together, the Variable Account Options and Fixed Account Options are referred to as Investment Options. There is no sales load on the contracts.

Your contributions to the Variable Account Options of Separate Account I are invested in shares of the Portfolios of the following mutual funds:

FIDELITY VIP FUNDS
Fidelity VIP Asset Manager Portfolio(SM)
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VIP TRUST
Franklin Growth and Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

J.P. MORGAN SERIES TRUST II
J.P. Morgan Bond Portfolio
J.P. Morgan International Equity Portfolio
J.P. Morgan Mid Cap Value Portfolio

MFS VARIABLE INSURANCE TRUST
MFS VIT Capital Opportunities Series
MFS VIT Emerging Growth Series
MFS VIT Investors Growth Stock Series

MFS VIT Mid Cap Growth Series
MFS VIT New Discovery Series
MFS VIT Total Return Series

PUTNAM VARIABLE TRUST
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

SCUDDER VIT FUNDS
Scudder VIT EAFE Equity Index Fund
Scudder VIT Equity 500 Index Fund
Scudder VIT Small Cap Index Fund

TOUCHSTONE VARIABLE SERIES TRUST
Touchstone Balanced Fund
Touchstone Baron Small Cap Fund
Touchstone Core Bond Fund
Touchstone Eagle Capital Appreciation Fund
Touchstone Emerging Growth Fund
Touchstone Enhanced Dividend 30 Fund
Touchstone Growth & Income Fund
Touchstone High Yield Fund
Touchstone Money Market Fund
Touchstone Third Avenue Value Fund
Touchstone Value Plus Fund
Touchstone Conservative ETF Fund
Touchstone Moderate ETF Fund
Touchstone Aggressive ETF Fund
Touchstone Enhanced ETF Fund

VAN KAMPEN LIFE INVESTMENT TRUST (LIT) AND
UNIVERSAL INSTITUTIONAL FUNDS (UIF) PORTFOLIOS
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio
Van Kampen UIF U.S. Real Estate Portfolio

We also offer a Quarterly Rate Option (QRO) and two Systematic Transfer Options
(STOS), together referred to as FIXED ACCOUNTS. Your allocation to the QRO earns a fixed interest rate that we declare on a calendar quarter basis. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months of contribution and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be done on a monthly or quarterly basis.

This prospectus contains information about the contracts that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference. For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2005, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office.

THESE SECURITIES HAVEN'T BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about IQ Advisor at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about IQ Advisor on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                   The date of this Prospectus is May 1, 2005.

                                TABLE OF CONTENTS

                                                                         PAGE
PART 1 - SUMMARY

Your Variable Annuity Contract                                             7
Your Benefits                                                              7
How Your Contract is Taxed                                                 7
Your Contributions                                                         7
Your Investment Options                                                    7
Account Value and Cash Value                                               8
Transfers                                                                  8
Charges and Fees                                                           8
Withdrawals                                                                8
Your Initial Right to Revoke                                               8
Risk/Return Summary, Investments and Risks                                 8
Table of Annual Fees and Expenses                                          9
Examples                                                                  12

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company                                          13
The Separate Account and the Variable Account Options                     13
Assets of Our Separate Account                                            13
Distribution of Contracts                                                 13
Changes In How We Operate                                                 14

PART 3 - YOUR INVESTMENT OPTIONS

The Portfolios                                                            14
Fixed Accounts                                                            25

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                                  25
Reduction or Elimination of Separate Account Charges                      26
Portfolio Charges                                                         26
State Premium Tax Deduction                                               26
Transfer Charge                                                           26
Tax Reserve                                                               26

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                         26
Your Account Value                                                        27
Units in Our Separate Account                                             27
How We Determine Unit Value                                               27
Transfers                                                                 28
Excessive Trading                                                         28
Specific Notice Regarding the Use of this Annuity for Market Timing       29
Withdrawals                                                               30
Assignments                                                               31
Standard Death Benefit                                                    31
Annuity Benefits                                                          31
Annuities                                                                 31
Annuity Payments                                                          32
Timing of Payment                                                         32
Death Claims                                                              32
How You Make Requests and Give Instructions                               33

PART 6 - OPTIONAL CONTRACT FEATURES

Optional Death Benefit                                                    33

PART 7 - VOTING RIGHTS

Voting Rights                                                             33
How We Determine Your Voting Shares                                       34
How Portfolio Shares Are Voted                                            34
Separate Account Voting Rights                                            34

PART 8 - TAX ASPECTS OF THE CONTRACT

Introduction                                                              34
Your Contract is an Annuity                                               34
Taxation of Annuities Generally                                           35
Distribution-at-Death Rules                                               36
Spousal Continuation                                                      36
Diversification Standards                                                 36
Partial 1035 Exchanges                                                    36
Tax-Favored Retirement Programs                                           37
Inherited IRAs                                                            37
Annuities in Qualified Plans                                              37
Federal and State Income Tax Withholding                                  37
Impact of Taxes on the Company                                            38
Transfers Among Investment Options                                        38

PART 9 - ADDITIONAL INFORMATION

Systematic Withdrawal Program                                             38
Income Plus Withdrawal Program                                            38
Asset Allocation Models                                                   39
Dollar Cost Averaging                                                     39
Systematic Transfer Program                                               39
Customized Asset Rebalancing                                              40
Legal Proceedings                                                         40
SAI Table of Contents                                                     40

APPENDIX A (UNIT VALUES)                                                  41

APPENDIX B (DISCLAIMER)                                                   46

GLOSSARY

1933 ACT - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 ACT - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ADMINISTRATIVE OFFICE - References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 740075, Louisville, Kentucky 40201-7475. Our express mail address is Integrity Life Insurance Company, 515 West Market Street, Suite 800, Louisville, Kentucky 40202-3319. You may also call us at 1-800-325-8583.

ANNUITANT - the person upon whose life an Annuity Benefit and Death Benefit are based.

ANNUITY BENEFIT - amount paid if the Annuitant lives to the Retirement Date.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Account Value.

CODE - the Internal Revenue Code of 1986, as amended.

DEATH BENEFIT - benefit paid to a named beneficiary on the death of the Annuitant.

EXCHANGE TRADED FUNDS- a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

FIXED ACCOUNTS - Quarterly Rate Option and the Systematic Transfer Option.

FUND OF FUNDS- A fund which invests in another underlying fund.

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare quarterly for the QRO and STO Accounts. For the QRO, such rate shall remain in effect until the next calendar quarter, at which time we may declare a new rate. For the STO Accounts, such rate shall remain in effect for the STO period selected. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

MINIMUM INTEREST RATE - the minimum interest rate, declared in the contract, which we will ever credit your Fixed Accounts.

PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

QUARTERLY RATE OPTION- A fixed interest rate account that declares interest on a calendar quarter basis.

RETIREMENT DATE - All annuity benefits under your contract are calculated as of your Retirement Date. The required Retirement Date is specified in the contract.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within either six months or one year of your STO contribution.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various investment options available to you under the contract, other than the Fixed Accounts.

PART 1 - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

In this prospectus, "we," "our" and "us" mean Integrity Life Insurance Company (INTEGRITY). The terms "you" and "your" mean the Annuitant, the person upon whose life the Annuity Benefit and the Death Benefit are based, usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all of the rights under the contract until annuity payments begin. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The death of the first joint owner will determine the timing of distributions.

You can invest for retirement by buying the IQ Advisor if you properly complete an Application/Customer Profile form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an Annuity Benefit, and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS

The minimum initial contribution is $10,000. Some states may require a higher initial contribution. Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. See "Contributions Under Your Contract" in Part 5.

YOUR INVESTMENT OPTIONS

You may have your contributions placed in a combination of the variable and fixed Investment Options To select Investment Options most suitable for you, see
Part 3, "Your Investment Options."

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. The investment goal of each Variable Account Option and its corresponding Portfolio is the same. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE AND CASH VALUE

Your Account Value consists of the value of your Fixed Accounts added to the value of your Variable Account Options. If the Account Value goes below $1,000 we reserve the right to terminate the contract and surrender the policy for the Cash Value. We will notify the owner in advance and the owner will be given at least sixty (60) days in which to make additional contributions.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these in
Part 5, "Transfers." Any transfer must be at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the six or twelve month Systematic Transfer Option. All of these programs are discussed in Part 9. If you make more than fifteen transfers among your Investment Options in one contract year, your account will be charged up to $20 for each transfer after the first fifteen. If you make more than twenty transfers among your Investment Options in one contract year, you may submit further transfer requests during that contract year only by regular U.S. mail or overnight mail.

CHARGES AND FEES

A daily charge equal to an annual fee of 0.60% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. Should you select the Optional Death Benefit, this fee will be increased to 0.80%. The charges will never be greater than these amounts. For more information about these charges, see the "Table of Fees and Expenses."

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be at least $300. No withdrawal charges apply.

YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net any investment performance and applicable daily charges), which may be more or less than your initial contribution. If the law requires, upon cancellation we'll return all of your contributions without any adjustment.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the IQ Advisor are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Portfolios invest in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of the corresponding Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value among Investment Options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Sales Load on Purchases                                                $  0
     Transfer Charge (assessed after 15 transfers in one contract year)(1)  $ 20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

     Annual Administrative Charge                                           $  0

Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

     Mortality, Expense Risk and Administrative Fees                       0.60%

     Mortality, Expense Risk and Administrative Fees with
     Optional Death Benefit                                                0.80%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios' assets, including management fees, distribution or 12b-1 fees and other expenses is:

Minimum: 0.55%
Maximum: 2.22%

(1) After the first fifteen transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See "Deductions and Charges - Transfer Charge" for more detail.

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                           TOTAL
                                                                MANAGEMENT      12b-1        OTHER         ANNUAL
PORTFOLIO                                                         FEES           FEE        EXPENSES      EXPENSES
---------                                                         ----           ---        --------      --------
Fidelity VIP Asset Manager: Serv. Class 2(1)                     0.53%         0.25%         0.13%         0.91%
Fidelity VIP Balanced: Serv. Class 2                             0.43%         0.25%         0.16%         0.84%
Fidelity VIP Contrafund: Serv. Class 2(1)                        0.58%         0.25%         0.10%         0.93%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(1)      0.58%         0.25%         1.27%         2.10%
Fidelity VIP Equity-Income: Serv. Class 2(1)                     0.48%         0.25%         0.09%         0.82%
Fidelity VIP Growth: Serv. Class 2(1)                            0.58%         0.25%         0.09%         0.92%
Fidelity VIP Growth & Income: Serv. Class 2(1)                   0.48%         0.25%         0.12%         0.85%
Fidelity VIP Growth Opportunities: Serv. Class 2(1)              0.58%         0.25%         0.16%         0.99%
Fidelity VIP High Income: Serv. Class 2                          0.58%         0.25%         0.12%         0.95%
Fidelity VIP Investment Grade Bond: Serv. Class 2                0.43%         0.25%         0.11%         0.79%
Fidelity VIP Mid-Cap: Serv. Class 2(1)                           0.58%         0.25%         0.12%         0.95%
Fidelity VIP Overseas: Serv. Class 2(1)                          0.73%         0.25%         0.18%         1.16%
Franklin Growth and Income Securities: Class 2                   0.50%         0.25%         0.03%         0.78%
Franklin Income Securities: Class 2                              0.48%         0.25%         0.03%         0.76%
Franklin Large Cap Growth Securities: Class 2                    0.75%         0.25%         0.04%         1.04%
Mutual Shares Securities: Class 2                                0.60%         0.25%         0.20%         1.05%
Templeton Foreign Securities: Class 2(2)                         0.69%         0.25%         0.22%         1.16%
Templeton Growth Securities: Class 2                             0.81%         0.25%         0.07%         1.13%
J.P. Morgan Series Trust II Bond(3)                              0.30%         0.00%         0.45%         0.75%
J.P. Morgan Series Trust II International Equity(4)              0.60%         0.00%         0.96%         1.56%
J.P. Morgan Series Trust II Mid Cap Value(4)                     0.70%         0.00%         0.88%         1.58%
MFS VIT Capital Opportunities: Service Class(3)                  0.75%         0.25%         0.19%         1.19%
MFS VIT Emerging Growth: Service Class(6)                        0.75%         0.25%         0.12%         1.12%
MFS VIT Investors Growth Stock: Service Class(6)                 0.75%         0.25%         0.13%         1.13%
MFS VIT Mid Cap Growth: Service Class                            0.75%         0.25%         0.15%         1.15%
MFS VIT New Discovery: Service Class(6)                          0.90%         0.25%         0.14%         1.29%
MFS VIT Total Return: Service Class                              0.75%         0.25%         0.09%         1.09%
Putnam VT Discovery Growth: Class IB                             0.70%         0.25%         0.38%         1.33%
Putnam VT The George Putnam Fund of Boston: Class IB             0.63%         0.25%         0.10%         0.98%
Putnam VT Growth and Income Fund: Class IB                       0.48%         0.25%         0.05%         0.78%
Putnam VT International Equity Fund: Class IB                    0.76%         0.25%         0.18%         1.19%
Putnam VT Small Cap Value Fund: Class IB                         0.79%         0.25%         0.12%         1.16%
Putnam VT Voyager Fund: Class IB                                 0.55%         0.25%         0.07%         0.87%
Scudder VIT EAFE Equity Index: Class B(7)                        0.45%         0.25%         0.67%         1.37%
Scudder VIT Equity 500 Index: Class B                            0.20%         0.25%         0.10%         0.55%
Scudder VIT Small Cap Index: Class B(7)                          0.35%         0.25%         0.27%         0.87%
Touchstone Aggressive ETF Fund(8)                                0.40%         0.00%         0.45%         0.85%
Touchstone Balanced(9)                                           0.80%         0.00%         0.49%         1.29%
Touchstone Baron Small Cap Fund(9)                               1.05%         0.00%         0.71%         1.76%
Touchstone Conservative ETF Fund(8)                              0.40%         0.00%         0.45%         0.85%
Touchstone Core Bond Fund(9)                                     0.55%         0.00%         0.37%         0.92%
Touchstone Eagle Capital Appreciation Fund(9)                    0.75%         0.00%         0.42%         1.17%
Touchstone Emerging Growth(9)                                    0.80%         0.00%         0.45%         1.25%
Touchstone Enhanced Dividend 30(9)                               0.65%         0.00%         0.84%         1.49%
Touchstone Enhanced ETF Fund(8)                                  0.40%         0.00%         0.45%         0.85%
Touchstone Growth & Income(9)                                    0.80%         0.00%         0.42%         1.22%
Touchstone High Yield(9)                                         0.50%         0.00%         0.36%         0.86%
Touchstone Moderate ETF Fund(8)                                  0.40%         0.00%         0.45%         0.85%
Touchstone Money Market, Service Class(9)                        0.19%         0.25%         0.28%         0.72%
Touchstone Third Avenue Value(9)                                 0.80%         0.00%         0.33%         1.13%

                                                                                                           TOTAL
                                                                MANAGEMENT      12b-1        OTHER         ANNUAL
PORTFOLIO                                                         FEES           FEE        EXPENSES      EXPENSES
---------                                                         ----           ---        --------      --------
Touchstone Value Plus(9)                                         0.75%         0.00%         0.72%         1.47%
Van Kampen LIT Comstock: Class 2                                 0.59%         0.25%         0.06%         0.90%
Van Kampen LIT Emerging Growth: Class 2                          0.70%         0.25%         0.07%         1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(10)              1.25%         0.35%         0.62%         2.22%
Van Kampen UIF Emerging Markets Debt: Class 2(10)                0.80%         0.35%         0.41%         1.56%
Van Kampen UIF U.S. Real Estate: Class 2(10)                     0.80%         0.35%         0.31%         1.46%

(1) The advisor has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed certain rates disclosed in the fund prospectus. In addition, a portion of the brokerage commissions that each fund pays may be reimbursed and used to reduce that fund's expenses, and through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. As a result of these factors, the funds report net expense ratios as follows:

                                                      NET TOTAL EXPENSES AFTER ARRANGEMENTS
FIDELITY PORTFOLIO                                                DESCRIBED ABOVE
-------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Serv. Class 2                            0.89%
Fidelity VIP Contrafund: Serv. Class 2                               0.90%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2             1.15%
Fidelity VIP Equity-Income: Serv. Class 2                            0.81%
Fidelity VIP Growth: Serv. Class 2                                   0.89%
Fidelity VIP Growth and Income: Serv. Class 2                        0.84%
Fidelity VIP Growth Opportunities: Serv. Class 2                     0.96%
Fidelity VIP Mid-Cap: Serv. Class 2                                  0.93%
Fidelity VIP Overseas: Serv. Class 2                                 1.12%

(2) The manager has agreed to reduce its fee to reflect reduced services resulting from the fund's investment in a proprietary money fund. After the reduction of .04%, the net total expenses reported for the fund are 1.12%.

(3) The expense ratio reported reflects a written agreement whereby the manager agreed to reimburse the portfolio to the extent that total annual operating expenses exceed 0.75% of its daily net assets through April 30, 2005.

(4) The net total expense ratio of these Portfolios is reduced, due to an agreement by the portfolio manager to reimburse the portfolio to the extent that total annual operating expenses exceed a certain percentage of its average daily net assets through April 30, 2005: International Equity Portfolio 1.20%; and Mid Cap Value Portfolio 1.25%.

(5) The net total expense ratio of this Portfolio is 1.15%, due to an agreement by the manager to bear the series' expenses such that "Other Expenses" do not exceed 0.15% annually. This agreement will terminate on April 30, 2005.

(6) The net total expense ratios of these Portfolios are as follows: 1.11% for Emerging Growth Series, 1.12% for Investor Growth Stock Series, and 1.28% for New Discovery Series, due to an expense offset arrangement that reduces the series' custodian fee based on the amount of cash maintained by the series with its custodian and dividend disbursing agent.

(7) The advisor has contractually agreed until April 30, 2005 to waive its fees and/or reimburse expenses in order to limit net expenses to 0.90% for the EAFE Equity Index Portfolio and 0.70% for the Small Cap Index Portfolio.

(8) The advisor has contractually agreed until at least December 31, 2004 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses to 0.50%. By investing in the

Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. In addition to the direct expenses of the ETF Funds set forth above, you will also bear the expenses of the underlying funds in which it invests. Those additional expenses will be 0.21% for the Conservative, Moderate and Aggressive Funds and 0.27% for the Enhanced Fund.

(9) The advisor has contractually agreed until at least December 31, 2004 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses to 0.90% for the Balanced Portfolio, 1.65% for the Baron Small Cap Portfolio, .75% for the Core Bond Portfolio, 1.05% for the Eagle Capital Appreciation Portfolio, 1.15% for the Emerging Growth Portfolio, 0.75% for the Enhanced Dividend 30 Portfolio, 0.85% for the Growth & Income Portfolio, 0.80% for the High Yield Portfolio, 0.53% for the Money Market Portfolio, and 1.15% for the Value Plus Portfolio.

(10) The advisor and distributor have voluntarily agreed to limit the total annual operating expenses to the following levels for these portfolios: 1.35% for Emerging Markets Debt, 1.80% for Emerging Markets Equity, and 1.35% for U.S. Real Estate. The adviser and distributor reserve the right to terminate the waivers or reimbursements at any time and without notice.

NOTE: We have entered into agreements with the investment advisers or distributors of each of the Portfolios. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisers pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios. These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment adviser, and may include fees paid by investment advisers or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses and Variable Account Option fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Variable Account Options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 YEAR              3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------
309.46              945.46              1,604.93            3,362.11

If you annuitize at the end of the applicable time period:

1 YEAR              3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------
309.46              945.46              1,604.93            3,362.11

If you do not surrender the contract:

1 YEAR              3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------
309.46              945.46              1,604.93            3,362.11

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

INTEGRITY LIFE INSURANCE COMPANY

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 47 states and the District of Columbia. We sell flexible premium annuity contracts, which may offer features and investment options other than those offered in this contract, fixed single premium annuities, and flexible premium annuities offering traditional fixed guaranteed interest rates. Integrity is a subsidiary of Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Investment Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNT

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these variable contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operations of another Variable Account Option.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

DISTRIBUTION OF CONTRACTS

Touchstone Securities, Inc. serves as the principal underwriter for the securities issued with respect to the Separate Account. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. This contract may be sold with a different compensation structure by fee-only financial planners or financial professionals associated with an investment adviser rather than with a broker-dealer. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker dealer, and the financial professionals associated with it, may have a financial incentive to recommend a particular series or a share class. You will find more information about the compensation we pay in the Statement of Additional Information.

CHANGES IN HOW WE OPERATE

We can change how we or our Separate Account operate, subject to your approval when required by the 1940 Act or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;
-    register or end the registration of the Separate Account under the 1940
     Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Variable Account Option(s) to invest in a mutual fund other than or in addition to the Portfolios; or
- operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Each of the Portfolios' investment advisers compensates us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. We do not provide preferential treatment or access to distribution for investment advisers or the Portfolios they manage based on the differing levels of compensation paid to us. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

FIDELITY VIP FUNDS

The Portfolios' Investment Adviser, Fidelity Management & Research Company
(FMR), is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO

VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks income and capital consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 80% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current dividends and show potential for capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high current income, while also considering growth of capital. It normally invests in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing at least 80% of assets in investment-grade debt securities of all types.

FIDELITY VIP MID-CAP PORTFOLIO

VIP Mid-Cap Portfolio seeks long-term growth of capital. FMR normally invests the VIP Mid-Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment.

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. It normally invests at least 80% of its assets in foreign securities.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisers for the funds in which the Portfolios invest.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Franklin Templeton Variable Insurance Products Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FRANKLIN TEMPLETON VIPT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with income as a secondary goal. Under normal market conditions, the Portfolio normally invests in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market.

FRANKLIN INCOME SECURITIES PORTFOLIO

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally invests in debt and equity securities.

FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies. For this Portfolio, large-cap companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

MUTUAL SHARES SECURITIES PORTFOLIO

The Mutual Shares Securities Portfolio seeks capital appreciation. The Portfolio normally invests mainly in U.S. equity securities that the manager believes are available at market prices less than the value based on certain recognized or objective criteria, including undervalued stocks, merger/risk arbitrage securities and distressed companies.

TEMPLETON FOREIGN SECURITIES PORTFOLIO

The Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

TEMPLETON GROWTH SECURITIES PORTFOLIO

The Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

JP MORGAN SERIES TRUST II

Each Portfolio of the JP Morgan Series Trust II, except Mid Cap Value, is a diversified mutual fund registered with the SEC. JP Morgan Investment Management Inc. is the investment adviser to the JP Morgan Series Trust II.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the JP Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR JP MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

JP MORGAN BOND PORTFOLIO

JP Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Portfolio will invest at least 80% of the value of its assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the adviser believes have the potential to provide a high total return over time.

JP MORGAN INTERNATIONAL EQUITY PORTFOLIO

JP Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

JP MORGAN MID CAP VALUE PORTFOLIO

JP Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest at least 80% of the value of its assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion at the time of purchase. The Portfolio is not diversified as defined in the 1940 Act.

MFS VARIABLE INSURANCE TRUST FUNDS

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS VIT CAPITAL OPPORTUNITIES PORTFOLIO

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT EMERGING GROWTH PORTFOLIO

MFS VIT Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or
(2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT INVESTORS GROWTH STOCK PORTFOLIO

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS VIT MID CAP GROWTH PORTFOLIO

MFS VIT Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.

MFS VIT NEW DISCOVERY PORTFOLIO

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment.

MFS VIT TOTAL RETURN PORTFOLIO

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM VARIABLE TRUST FUNDS

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each Portfolio.

Investment Objectives of the Funds. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT DISCOVERY GROWTH FUND

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The Fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

PUTNAM VT GROWTH AND INCOME FUND

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

PUTNAM VT INTERNATIONAL EQUITY FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund's net assets in equity investments.

PUTNAM VT SMALL CAP VALUE FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT VOYAGER FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the Scudder Investments VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER INVESTMENTS VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER VIT EQUITY 500 INDEX FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER VIT SMALL CAP INDEX FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. OpCap Advisors is the sub-adviser for the Balanced Fund. BAMCO, Inc a subsidiary of Baron Capital Group, Inc. is the sub-adviser for the Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Core Bond, High Yield, Money Market and Value Plus. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth Fund. Todd Investment Advisors is the sub-adviser for the Enhanced 30 Fund, as well as the Aggressive, Conservative, Enhanced and Moderate ETF Funds. Deutsche Investment Management (Americas) Inc. is the sub-adviser for the Growth & Income Fund. Eagle Asset Management, Inc. is the sub-adviser for the Eagle Capital Appreciation Fund. Third Avenue Management, LLC is the sub-adviser for the Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors are affiliated with Integrity Life Insurance Company.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ TOUCHSTONE VARIABLE SERIES TRUST FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

TOUCHSTONE AGGRESSIVE ETF FUND (SEE ETF FUNDS DISCUSSION BELOW)

TOUCHSTONE BALANCED FUND

Touchstone Balanced Fund seek to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE BARON SMALL CAP FUND

Touchstone Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

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TOUCHSTONE CONSERVATIVE ETF FUND (SEE ETF FUNDS DISCUSSION BELOW)

TOUCHSTONE CORE BOND FUND

Touchstone Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

The Touchstone Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. They immediately eliminate deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks which are assigned to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

TOUCHSTONE EMERGING GROWTH FUND

Touchstone Emerging Growth Fund seeks to increase the value of fund shares. The Fund invests primarily in small cap companies, but may invest in mid cap stocks. It primarily invests the common stock of small to mid-size rapidly growing U.S. companies. The Fund is sub-advised by two separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks that may affect earnings and stock prices. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

Touchstone Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund will utilize a quantitative approach to enhanced index investing in all Do components while remaining maintaining a focus on dividend yield. The Fund seeks to overweight thee top three highest yielding stocks in the DJIA by approximately 8% each, while incrementally under weighting the remaining 27 stocks of the Dow that have a lower relative dividend yield.

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TOUCHSTONE ENHANCED ETF FUND (SEE ETF FUNDS DISCUSSION BELOW)

TOUCHSTONE GROWTH & INCOME FUND

Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE MODERATE ETF FUND (SEE ETF FUNDS DISCUSSION BELOW)

TOUCHSTONE MONEY MARKET FUND

Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE THIRD AVENUE VALUE FUND

Touchstone Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the portfolio manager believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

TOUCHSTONE VALUE PLUS FUND

Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

Touchstone ETF Funds

This Part specifically provides information about the Touchstone ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Funds Trust. Because the Funds invest in other mutual funds rather than in individual securities, each Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone's ETF Funds is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

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Each ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. They seek to achieve their investment objectives by investing their assets in at least five, and generally no more than nine, exchange-traded funds.Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the ETF Funds' assets invested in stocks or bonds at any given time may be different than that ETF Fund's planned asset allocation model. Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-adviser will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund's assets annually (except the Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

TOUCHSTONE CONSERVATIVE ETF FUND

The Touchstone Conservative ETF Fund seeks total return by investing for income and capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Conservative Fund that typically results in an allocation of about 35% in stocks and 65% of assets in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE MODERATE ETF FUND

The Touchstone Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE AGGRESSIVE ETF FUND

The Touchstone Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

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TOUCHSTONE ENHANCED ETF FUND

The Touchstone Enhanced ETF Fund seeks high capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

VAN KAMPEN LIT PORTFOLIOS

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Insurance Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN LIT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolio's investment objective and strategy is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

The Portfolio's investment objective and strategy is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in common stocks of companies the investment adviser believes to be emerging growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Dean Witter Investment Management Inc. doing business as Van Kampen is the investment adviser for each of the UIF Portfolios.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN UIF FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

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VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of issuers located in emerging market countries.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies.

FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE 1933 ACTOR THE 1940 ACT. THUS, NEITHER THESE CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

QUARTERLY RATE OPTION

We offer a QRO which is a fixed interest rate account that declares interest on a calendar quarter basis. The QRO will never credit less than the Minimum Interest Rate.

Only two "round trips" are permitted through the QRO Account during any 12-month period. A "round trip" is a transfer from the QRO Account followed by a transfer back into the QRO Account within 30 days. We reserve the right to restrict further transfers into the QRO Account if you exceed this limit. This restriction does not apply to programs that systematically transfer money into or out of the QRO Account such as dollar cost averaging, asset rebalancing, Systematic Transfer Option Programs or other related programs we may offer, unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing or other abusive trading practice. We may modify or amend these transfer restrictions at any time and in our sole discretion.

SYSTEMATIC TRANSFER OPTIONS

We also offer two Systematic Transfer Options (STO) that provide a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be done on a monthly or quarterly basis. You can't transfer from other Investment Options into the STO. We guarantee that the STO's annual effective yield will never be less than the Minimum Interest Rate.

PART 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

Integrity deducts a daily expense amount from the Unit Value equal to an effective annual rate of 0.60% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent.

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Should you select the Optional Death Benefit, this expense will be 0.80%. These charges are listed as the Mortality, Expense Risk and Administrative Fees in the Table of Annual Fees and Expenses in Part 1. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charge compensates us for the mortality and expense risks we assume under the contract. The relative proportion of the mortality and expense risk charge may be changed, but the total 0.60% or 0.80% Mortality, Expense Risk and Administrative Fee can't be increased.

Integrity may realize a gain from these daily charges if they aren't needed to meet the actual expenses incurred.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT CHARGES

We can reduce or eliminate the Separate Account charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the mutual fund prospectuses for complete details on fund expenses and related items.

STATE PREMIUM TAX DEDUCTION

Integrity won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for an Annuity Benefit. State premium taxes currently range up to 4%.

TRANSFER CHARGE

If you make more than fifteen transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) dollar cost averaging, (ii) customized asset rebalancing, or (iii) systematic transfers from the STO, nor will such transfers count towards the fifteen free transfers you may make in a contract year.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $10,000 (This amount may be higher in some states). We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

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We may limit the total contributions under a contract to $1,000,000 if you are age 75 or under or to $500,000 if you are age 76 or older. Contributions may also be limited by various laws or prohibited by Integrity for all Annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law, other than those laws that may impose limits on contributions to your retirement program.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have RECEIVED (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transfer. See "Transfers" in Part 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions made to the Variable Account Options isn't guaranteed. The value of your contributions made to Fixed Accounts is guaranteed. If the Account Value goes below $1,000 we reserve the right to terminate the contract and surrender the policy for the Cash Value. We will notify the owner in advance and the owner will be given at least sixty (60) days in which to make additional contributions. This could vary by state so please refer to your annuity policy for specific information.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses. The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer contributions you made to a different Investment Option into that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day multiplied by the net investment factor for that Variable Account Option on the current day. We determine a NET INVESTMENT FACTOR for each Variable Account Option as follows:

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-    First, we take the value of the shares belonging to the Variable Account
     Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an effective annual rate of 0.60% or 0.80%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the mortality and expense risk charge and any charge for administrative expenses or taxes.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the QRO, subject to Integrity's transfer restrictions. You can't make a transfer into the STO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have fifteen free transfers during a contract year. After those fifteen transfers, a charge of up to $20 may apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs, described in Part 9.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service if you have established a Personal Identification Number (PIN CODE). We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for any fraudulent telephone transfers that we believe to be genuine in accordance with these procedures. You bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Transfer requests received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed no later than the next Business Day after our Administrative Office receives the requests.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of

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excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1. PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

     - a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a transfer out of the same Variable Account Option;

     - a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.   NOTIFICATION. We will notify you if your requested transfer is not made.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

     - If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

     - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

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5.   20 INVESTMENT OPTION TRANSFERS PERMITTED. You may submit 20 Investment
     Option transfers each contract year for each contract by U.S. Mail, Internet, telephone request or facsimile.

     - Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

     - Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

     - Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. We regularly review internally generated reports that are intended to help us detect possible improper trading. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios' investment advisers regarding improper trading. If we are notified by a Portfolio's investment adviser that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment adviser asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio's investment adviser's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. The money will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. No withdrawal charges apply to this contract.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested and any adjustments. The total amount that you receive will be the total amount that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See Part 8, "Tax Aspects of the Contract." Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

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Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party's instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested. Your financial professional may receive premium-based compensation or asset-based compensation from us, which is not deducted from your Account Value, in addition to the fees you pay to your financial professional or third party for investment advisory services.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial assignment. An assignment of the contract may have adverse tax consequences. See Part 8, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and our Administrative Office has received it in a form acceptable to us.

STANDARD DEATH BENEFIT

We'll pay a Death Benefit to the Annuitant's surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. The standard Death Benefit is available for issue ages 0-85.

When the Annuitant dies the Death Benefit is the greater of:

     a. Total Customer Contributions minus an adjustment for withdrawals; or
     b. current Account Value.

The adjustments for withdrawals will be proportional to the Account Value at the time of withdrawal.

Death Benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the Death Benefit. An owner may change beneficiaries by sending the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate. A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant may not be changed once the contract has been issued.

ANNUITY BENEFITS

All Annuity Benefits under your contract are calculated as of the Retirement Date. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date.

ANNUITIES

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100.

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If you haven't already selected a form of annuity, within six months prior to your Retirement Date we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our General Account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period you select when you select the type of annuity you want.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the Annuitant and Joint Annuitant die under a joint and survivor annuity.

ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or gender, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Account Value to the purchase of an annuity within seven days after we receive the required form at our Administrative Office. We can defer our action, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits Integrity to defer action in order to protect persons with interests in the Separate Account. Integrity can defer payment of your Fixed Accounts for up to six months, and interest will be paid on any such payment delayed for 30 days or more.

DEATH CLAIMS

A death claim will be effective on the date we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During

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the period from the date of death until we receive all required paperwork in good order, the amount of the death benefit may be subject to market fluctuations. If multiple beneficiaries submit their death claim paperwork at different times, their respective shares of the death benefit may be subject to continuing market fluctuations.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following option is available to contract purchasers. This option must be elected at the time of application and will replace or supplement standard contract benefits. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate policy. The Mortality and Expense Risk charge will be 0.80% with this Optional Death Benefit.

OPTIONAL DEATH BENEFIT (Highest Anniversary)

For issue ages up to and including age 70, the Death Benefit will be the greater of:

     a. highest Account Value on any contract anniversary before age 76, plus any subsequent contribution, minus an adjustment for any subsequent withdrawals; or
     b.   the standard contract Death Benefit.

The adjustments for withdrawals will be proportional to the Account Value at the time of withdrawal.

This option is not available for issue ages of 71 or older.

PART 7 - VOTING RIGHTS

VOTING RIGHTS

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect the Portfolios' Boards of Directors, to ratify the selection of independent auditors for the Portfolios, and on any other matters described in the Portfolios' current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain Qualified Plans, your voting instructions must be communicated to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

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HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolios' Boards for the shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by Integrity from its owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 - TAX ASPECTS OF THE CONTRACTS

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

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This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, further payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);
(5)  from certain qualified plans (note, however, other penalties may apply);
(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses;or
(11) to cover certain deductible medical expenses.

Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

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The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The policy must be structured properly with the spouse listed as the sole owner's beneficiary. If the surviving spouse is also the sole Annuitant's beneficiary, we will increase the continued policy's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a death benefit of $115,000, the surviving spouse's policy will continue with a $115,000 Account Value. If the surviving spouse is continuing an annuity policy purchased from us, any remaining surrender charges will be waived on the new annuity contract. The surviving spouse continues the policy with its tax deferred earnings and may make any changes to the policy allowed under the contract. Please be aware that not all contract features that were available on the initial policy purchased from us will be available on the continued contract. There may also be a higher charge for the same contract feature if the surviving spouse's attained age is different than that of the initial purchasing spouse. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second death benefit may be paid. At this time, the annuity contract may be extended, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these policies. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

Annuity policies that are being continued with us, but were not purchased from us initially, will be treated as new policies. This means that all surrender charges will be applicable. Any withdrawals in excess of the free withdrawal amount or Minimum Required Distributions will be subject to surrender charges, Market Value Adjustment and any other applicable charges.

DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also been allowing partial 1035 exchanges since 1999. In 2003 the IRS provided guidance stating that when an annuity contract is partially exchanged, the basis is allocated pro-rata between the old contract and the new contract. Further, the IRS is considering issuing regulations which state that if an annuity owner withdraws from the contract within 24 months of the exchange, it will presume that the partial exchange was to avoid tax. In that case the owner will have to

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aggregate both contracts for tax purposes. That is, the owner would have to withdraw a taxable amount equal to the earnings on both contracts before removing tax-free basis from either. Under the IRS proposal, the owner could rebut the presumption that he was avoiding tax by showing circumstances such as turning age 59 1/2, death, disability, unemployment, divorce or similar events. Until the IRS issues such regulations, it will use general principles of tax law to determine if the partial 1035 exchange was effected to avoid income tax, and thus require contract aggregation.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

INHERITED IRAS

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWAL PROGRAM

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive the form. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy, from your contract prior to the owner reaching age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date the owner reaches age 59 1/2; or
-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before the owner reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before the owner reaches age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive the form. You may end your participation in the program upon seven Business Days' prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or Customized Asset Rebalancing Program.

ASSET ALLOCATION MODELS

We have retained FundQuest, an independent third party investment adviser and investment management firm, to develop our asset allocation program called PortfolioNavigators. PortfolioNavigators offers seven models made up of combinations of the contract's available Variable Account Options.

FundQuest selects the Variable Account Options for each of the models in accordance with seven risk/return profiles it has developed. The seven models range from a relatively low risk/return profile (Capital Preservation) to a higher risk/return profile (Diversified Equity). You will find more information about PortfolioNavigators and the models in the Statement of Additional Information.

Your financial professional can help you determine the model that best fits your risk tolerance, investment horizon and objectives. If you choose to use a model, you must use it for all your variable account value. We do not charge a fee for using an asset allocation model. You may choose a model, discontinue using a model, or change from one model to another at any time by notifying us. You may not use more than one model at a time.

If you choose to participate in PortfolioNavigators, we do not recommend using the Customized Asset Rebalancing feature described below. FundQuest will continually monitor the seven portfolios and make periodic suggestions to you concerning the model you selected. These suggestions may range from rebalancing to the percentages you established originally to reallocating to a different combination of Variable Account Options that they believe best achieves the goals of the model going forward. In order to remain in PortfolioNavigators at the time of a model change, you will have to contact us to request the model change. If we do not hear from you that you want to remain in PortfolioNavigators and rebalance or reallocate your Account Value, your existing allocation will remain in place and you will be out of the PortfolioNavigators program.

DOLLAR COST AVERAGING

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have made to the Money Market Option on a monthly, quarterly, semi-annual or annual basis to one or more other Variable Account Options. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our Dollar Cost Averaging Program and these transfers won't count towards your fifteen free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don't have enough money in the Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will be ended.

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which contributions to the STO are automatically transferred on a monthly or quarterly (12 months only) basis to one or more other Investment Options that you select. We'll transfer your STO contributions in approximately equal installments of not less than $1,000 over a six-month or one-year period. If you don't have enough money in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro-rata basis and your enrollment in the program will be ended. Any money remaining in the STO at the end of the period during which transfers are required to be made will be transferred on a pro-rata basis at the end of that period to the Investment Options you have chosen for this program. We won't charge a transfer charge for transfers under our Systematic Transfer Program, and these transfers won't count towards your fifteen free transfers.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can terminate the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

CUSTOMIZED ASSET REBALANCING

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your selected Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won't count towards your fifteen free transfers.

The STO is not eligible for the Customized Asset Rebalancing program. We do not recommend use of the Customized Asset Rebalancing program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Customized Asset Rebalancing Program at any time.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 - Integrity and Custodian Part 2 - Distribution of the Contracts Part 3 - Asset Allocation Program Part 4 - Performance Information Part 5 - Determination of Accumulation Values Part 6 - Tax Favored Retirement Programs Part 7 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Integrity Life Insurance Company
P.O. Box 740074
Louisville, KY  40201-0074
ATTN: Request for SAI of Separate Account I (IQ Advisor)

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

                                                       2004         2003          2002         2001      INCEPTION
                                                       ----         ----          ----         ----      ---------
FIDELITY VIP ASSET MANAGER
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FIDELITY VIP BALANCED
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FIDELITY VIP CONTRAFUND FUND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION FUND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FIDELITY VIP GROWTH
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FIDELITY VIP HIGH INCOME
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FIDELITY VIP INVESTMENT GRADE BOND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FIDELITY VIP MID CAP
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period

                                                       2004         2003          2002         2001      INCEPTION
                                                       ----         ----          ----         ----      ---------
Number of units outstanding at end of period
FIDELITY VIP OVERSEAS
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FRANKLIN GROWTH & INCOME SECURITIES FUND
Unit value at beginning of period                                      -             -            -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FRANKLIN INCOME SECURITIES
Unit value at beginning of period                                      -             -            -      $   10.0
Unit value at end of period
Number of units outstanding at end of period
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit value at beginning of period                                      -             -            -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
FRANKLIN MUTUAL SHARES SECURITIES
Unit value at beginning of period                                      -             -            -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
JPM BOND
Unit value at beginning of period                                                    -            -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
JPM INTERNATIONAL EQUITY
Unit value at beginning of period                                                    -            -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
JPM MID CAP VALUE
Unit value at beginning of period                                                    -            -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
MFS CAPITAL OPPORTUNITIES
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
MFS EMERGING GROWTH
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
MFS INVESTORS GROWTH STOCK
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
MFS MID CAP GROWTH
Unit value at beginning of period                                                                 -      $   10.00

                                                       2004         2003          2002         2001      INCEPTION
                                                       ----         ----          ----         ----      ---------
Unit value at end of period
Number of units outstanding at end of period
MFS NEW DISCOVERY
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
MFS TOTAL RETURN
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
PUTNAM VT DISCOVERY GROWTH
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
PUTNAM VT GEORGE PUTNAM FUND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
PUTNAM VT GROWTH AND INCOME FUND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
PUTNAM VT INTERNATIONAL EQUITY
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
PUTNAM VT SMALL CAP VALUE FUND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
PUTNAM VT VOYAGER FUND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
SCUDDER VIT EAFE EQUITY INDEX - CLASS B
Unit value at beginning of period                                                    -            -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
SCUDDER VIT EQUITY 500 INDEX - CLASS B
Unit value at beginning of period                                                    -            -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
SCUDDER VIT SMALL CAP INDEX - CLASS B
Unit value at beginning of period                                                    -            -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE AGGRESSIVE ETF FUND
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE BALANCED FUND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE BARON SMALL CAP
Unit value at beginning of period                                                                 -      $   10.00

                                                       2004         2003          2002         2001      INCEPTION
                                                       ----         ----          ----         ----      ---------
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE CONSERVATIVE ETF FUND
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE CORE BOND FUND
Unit value at beginning of period                                                                 -      $  10.00
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE EAGLE CAPITAL APPRECIATION
Unit value at beginning of period                                                                 -      $  10.00
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE EMERGING GROWTH FUND
Unit value at beginning of period                                                                 -      $  10.00
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE ENHANCED DIVIDEND 30 FUND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE ENHANCED ETF FUND
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE GROWTH & INCOME FUND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE HIGH YIELD FUND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE MODERATE ETF FUND
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE MONEY MARKET FUND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
TOUCHSTONE VALUE PLUS FUND
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
VAN KAMPEN LIT COMSTOCK
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
VAN KAMPEN LIT EMERGING GROWTH
Unit value at beginning of period                                                                 -      $   10.00

                                                       2004         2003          2002         2001      INCEPTION
                                                       ----         ----          ----         ----      ---------
Unit value at end of period
Number of units outstanding at end of period
VAN KAMPEN EMERGING MARKET DEBT
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
VAN KAMPEN UIF EMERGING MARKET EQUITY
Unit value at beginning of period                                                    -            -      $   10.00
Unit value at end of period
Number of units outstanding at end of period
VAN KAMPEN UIF U.S. REAL ESTATE
Unit value at beginning of period                                                                 -      $   10.00
Unit value at end of period
Number of units outstanding at end of period

APPENDIX B

DISCLAIMER

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI's only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity's variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity's variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity's variable annuity products.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005

                                       FOR

                                   IQ ADVISOR

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I

                                TABLE OF CONTENTS

                                                                            PAGE
Part 1 - Integrity and Custodian                                            2
Part 2 - Distribution of the Contracts                                      2
Part 3 - Asset Allocation Program                                           2
Part 4 - Performance Information                                            3
Part 5 - Determination of Accumulation Values                               7
Part 6 - Tax Favored Retirement Programs                                    7
Part 7 - Financial Statements                                               9

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2005. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company ("Integrity"), P.O. Box 740075, Louisville, Kentucky 40201-7475, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 551 West Market Street, Louisville, Kentucky 40202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM").

Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF INTEGRITY

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). Since the Separate Account isn't a separate entity from Integrity and its operations form a part of Integrity, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, isn't taxed to Integrity. Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. ("Touchstone Securities"), 220 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th Contract Year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $______________ in 2004, $19,514,638 in 2003, and $22,871,629 in 2002.
Distribution allowances weren't retained by Touchstone Securities during these years. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods. Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.

PART 3 - ASSET ALLOCATION PROGRAM

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap stocks, small cap stocks, foreign stocks, investment grade bonds, high income bonds, short term government securities and so on). Historically, diversification among several different asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance. PortfolioNavigators, our asset allocation program, was developed by FundQuest, an independent investment management firm. FundQuest created seven model portfolios based on various levels of risk tolerance. A financial professional can use FundQuest's Client Profile Questionnaire to determine his or her client's financial personality and risk tolerance. Once a person has allocated their contract's account value to a model, he or she will receive periodic suggestions from FundQuest about rebalancing or reallocating their holdings, as FundQuest continues to evaluate the model portfolios over time. In order to remain in the model portfolio, the owner of the contract must provide affirmative consent to us to have their account value reallocated to remain with FundQuest's recommended model portfolio.

The seven models are:

DIVERSIFIED EQUITY
Focused on creating the greatest amount of capital appreciation possible, this aggressive portfolio is fully invested in equities at all times. Therefore, potential investors should be willing to accept a high level of risk and have a full understanding of the volatile nature of equity-based investments.

DIVERSIFIED EQUITY WITH INCOME
Focused on principal growth, yet tempered with a light emphasis on income, this portfolio maintains a rough 80/20 mix of equity to fixed income assets. Potential investors should be willing to accept a high level of risk and have a full understanding of the volatile nature of equity-based investments.

BALANCED EQUITY
Focused on principal growth with an additional focus on income, this portfolio utilizes fixed assets+ to generate income and reduce overall volatility. Potential investors should have a full understanding of the volatile nature of equity-based investments.

BALANCED
Focused on maintaining a balance between equity and fixed income, this portfolio is structured to provide some growth and generate income to help lower potential volatility. The equity portion is weighted more toward large-cap investments.

DIVERSIFIED INCOME
Focused on income with some principal growth, this portfolio's core strategy centers on fixed income, thus lowering the overall volatility of the portfolio. Equity assets provide for a moderate, long-term growth of principal and favors large companies over small.

INCOME
Focused on income, this portfolio lists growth of principal as only a secondary concern. Fixed income assets form the core of this portfolio, generating a steady stream of fixed income. A small investment in equity assets provides the opportunity for modest long-term growth of principal.

CAPITAL PRESERVATION
Focused almost entirely on fixed income, this portfolio maintains a roughly 80/20 ratio of income to growth. The fixed assets are further diversified by quality and duration, while a minimal amount is allocated to equity assets for a small amount of growth potential. Volatility is expected to be low in this portfolio with little capital appreciation potential.

PART 4 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The VIP Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and we can't guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 has been used. Quotations also will assume a termination (surrender) at the end of the particular. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the

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contract. Total returns may be shown at the same time that do not take into account deduction of the annual administrative charge.

AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula:
P(1+T)(TO THE POWER OF n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

    Effective Yield = {(Base Period Return) + 1)(TO THE POWER OF 365/7)} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (LIPPER) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

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The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/ CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

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The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

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Historical data supplied by the research departments of First Boston
Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by Integrity or any of the Sub-Advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS
Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 5 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 6 - TAX FAVORED RETIREMENT PROGRAMS

The contracts described in the prospectus may be used in connection with certain tax-favored retirement programs, for groups and individuals. Following are brief descriptions of various types of qualified plans in connection with which Integrity may issue a contract. Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70-1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may begin. An individual may also rollover amounts distributed

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from another Traditional IRA, Roth IRA or another tax-favored retirement program, including a governmental 457 plan, to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may begin. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract which apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are excluded from the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAS) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with these plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred

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compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Plans in existence on August 20, 1996, should have established a trust, custodial account, or annuity contract by January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2. Certain TSA funds can be deferred until age 75 Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 7 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202 is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2004, and for the periods indicated in the financial statements and the statutory basis financial statements of Integrity as of and for the years ended December 31, 2004 and 2003 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.

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The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

                                       10
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                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)       FINANCIAL STATEMENTS INCLUDED IN PART A:

          Section 1 - Condensed Financial Information for the Portfolios* FINANCIAL STATEMENTS INCLUDED IN PART B:

          INTEGRITY LIFE SEPARATE ACCOUNT I:

          Report of Independent Auditors
          Statements of Assets and Liabilities as of December 31, 2004* Statement of Operations for the Year Ended December 31, 2004* Statements of Changes in Net Assets for the Years Ended December 31, 2004 and 2003*
          Notes to Financial Statements*

          INTEGRITY LIFE INSURANCE COMPANY:

          Report of Independent Auditors
          Balance Sheets (Statutory Basis) as of December 31, 2004 and 2003* Statements of Income (Statutory Basis) for the Years Ended December 31, 2004 and 2003*Statements of Changes in Capital and Surplus (Statutory Basis) for the Years Ended December 31, 2004 and 2003* Statements of Cash Flows (Statutory Basis) for the Years Ended December 31, 2004 and 2003*
          Notes to Financial Statements (Statutory Basis)*

(b)       EXHIBITS:

          The following exhibits are filed herewith:

          1. Resolutions of the Board of Directors of Integrity Life Insurance Company (INTEGRITY) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-8903), filed on September 19, 1986.

          2.        Not applicable.

          3.(a) Form of Selling/General Agent Agreement between Integrity and broker dealers. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

          3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. ("Touchstone Securities"). Incorporated by reference from Post Effective Amendment No.5 to Registrant's Form N-4 registration statement (File No. 33-56654) filed May 1, 2000.

          4.(a) Form of trust agreement. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-51268), filed on August 24, 1992.

          4.(b) Form of group variable annuity contract. Incorporated by reference from pre-effective amendment no. 1 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on November 9, 1992.

          4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's Form S-1

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                    registration statement (File No. 33-51270), filed on August
                    24, 1992.

          4.(d) Forms of riders to certificate for qualified plans. Incorporated by reference from pre-effective amendment no. 1 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on November 9, 1992.

          4.(e) Form of individual variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form S-1 registration statement (File No. 33-51270), filed on November 10, 1992.

          4.(f) Form of rider for use in certain states eliminating the Guarantee Period Options. Incorporated by reference to Registrant's Form N-4 registration statement filed on December 31, 1992.

          4.(g) Alternate form of variable annuity contract for use in certain states. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

          5. Form of application. Incorporated by reference to Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

          6.(a) Certificate of Incorporation of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-56654), filed on April 28, 1995.

          6.(b) By-Laws of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-56654), filed on April 28, 1995.

          7. Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

          8.(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

          8.(b) Participation Agreement Among Variable Insurance Products Fund II, FDC and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

          8.(c) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

          8.(d) Form of Participation Agreement Among Variable Insurance Products Fund III, FDC and Integrity, dated February 1, 1997. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1997.

          8.(e) Form of participation Agreement among The Legends Funds, Inc. (formerly known as the Integrity Series Fund, Inc.) Touchstone Securities, Inc. (successor in interest to Integrity Financial Services, Inc.) and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed August 24, 1992.

          8.(f) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Fund Corp., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-44876) file November 13, 2000.

          8.(g) Form of Participation Agreement among Van Kampen Funds, Inc., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4

                    (File No. 33-44876) filed November 13, 2000.

          8.(h) Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and Integrity incorporated by reference to Registrant's registration statement on Form N-4 (File No. 333-44876) filed May 1, 2001.

          8.(I) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Touchstone Securities, Inc. and Integrity Life Insurance Company incorporated by reference to Registrant's registration statement on Form N-4 (File No. 333-44876) filed December 30, 2002.

          9.        Opinion and Consent of Theresa M. Brunsman.

          10.       Consent of Ernst and Young*

          11.       Not applicable.

          12.       Not applicable.

          13. Schedule for computation of performance quotations. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.
          14.

* to be filed by amendment

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Set forth below is information regarding the directors and principal officers of Integrity, the Depositor.

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(2)                                      Director

Dennis L. Carr(1)                                       Director, Executive Vice President,Finance and Actuarial

John R. Lindholm(1)                                     Director, President & CEO

Robert L. Walker(2)                                     Director

William J. Williams(2)                                  Director

Donald J. Wuebbling(2)                                  Director

OFFICERS

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
William J. Williams(2)                                  Chairman of the Board

John F. Barrett(2)                                      Vice Chairman of the Board

John R. Lindholm(1)                                     Director and President

Dennis L. Carr(1)                                       Executive Vice President, Finance and Actuarial

James G. Kaiser                                         Executive Vice President
333 Ludlow Street, Stamford, Connecticut 06902

Nicholas P. Sargen(2)                                   Senior Vice President & Chief Investment Officer

William H. Guth(1)                                      Senior Vice President

Edward J. Haines(1)                                     Senior Vice President

Kevin L. Howard(1)                                      Senior Vice President

Jill R. Keinsley(1)                                     Senior Vice President

Kenneth A. Palmer(1)                                    Senior Vice President, Producer & Client Services

Barry P. Meyers(1)                                      Senior Vice President

Phillip E. King(1)                                      Vice President, Auditor

Sundeep Dronawat(1)                                     Vice President

Jane E. Atkinson                                        Vice President

Paul M. Kruth(1)                                        Vice President

Gerald Rusnak(1)                                        Vice President

Denise L. Sparks(1)                                     Vice President

Richard K. Taulbee(2)                                   Vice President, Taxes

James J. Vance(2)                                       Vice President & Treasurer

M. Lisa Cooper(1)                                       Product Compliance Officer

David L. DiMartino(1)                                   Managing Actuary

Denward Chung(1)                                        Managing Actuary

Michael W. Collier(1)                                   Manager, New Business

Patricia L. Tackett(1)                                  Director of National Accounts

Steven E. Eggenspiller(1)                               Director, Agent Licensing & Commissions

Joseph F. Vap(1)                                        Director, Financial Operations

Edward J. Babbitt(2)                                    Secretary

Meredith K. Hettinger(1)                                Assistant Secretary

Robert F. Morand(2)                                     Assistant Secretary

Lee Ann Gaydosh(1)                                      Assistant Secretary

Theresa M. Brunsman(1)                                  Assistant Secretary

Jeffery D. Meek(3)                                      Assistant Treasurer

Thomas M. Barth(2)                                      Assistant Treasurer

Elaine M. Reuss(2)                                      Assistant Treasurer

Timothy D. Speed(2)                                     Assistant Treasurer

(1)  Principal Business Address: 515 West Market Street, Louisville, Kentucky
     40202
(2)  Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(3)  Principal Business Address: c/o CSC,_____________________________________

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

     Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

          Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC;
               ownership and operation of real estate.

          IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by
               WSLAC; development and marketing of financial products for distribution through financial institutions.

               IFS Systems, Inc.; Delaware corporation; 100% owned by IFS;
                    development, marketing and support of software systems.

               IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS,
                    1% owned by William F. Ledwin; general insurance agency.

               Touchstone Securities, Inc.; Nebraska corporation; 100% owned by
                    IFS; securities broker-dealer.

               Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS;
                    registered investment adviser.

               IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

               IFS Agency, Inc.; Texas corporation; 100% owned by an
                    individual; general insurance agency.

               IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.

               Ft.Washington Brokerage Services, Inc.; Ohio corporation; 100%
                    owned by IFS Financial Services, Inc.; registered investment advisor and broker dealer.

               IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS
                    Financial Services, Inc.; registered broker dealer

               Integrated Fund Services, Inc.; Ohio corporation; 100% owned by
                    IFS Financial Services, Inc; registered transfer agent.

     Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

          National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

     Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC;
          ownership and operation of real
          estate.

     WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

     Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by
          WSLIC; registered investment adviser.

          Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by
               Fort Washington Investment Advisors, Inc.; registered investment adviser.

     Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
          insurance.

          Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

               Colpick, Inc.; Ohio corporation; 100% owned by Colmain
                    Properties, Inc.; acquiring, owning, managing, leasing and selling real estate.

          CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company; holding company.

               Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

               Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by
                    Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

               Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

               Capital Analysts Insurance Agency, Inc.; Massachusetts
                    corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

          CLIC Company I; Delaware corporation; 100% owned by Columbus Life
               Insurance Company; holding company.

          CLIC Company II; Delaware corporation; 100% owned by Columbus Life
               Insurance Company; holding company.

     Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

          Seasons Management Company; Ohio corporation; 100 % owned by Eagle
               Properties, Inc.; management of real estate.

     Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

     WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

     Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

     Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

     Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

     W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual;
          general insurance agency.

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of March 31, 2005 there were _________ contract owners of Separate Account I of Integrity.

ITEM 28.  INDEMNIFICATION

BY-LAWS OF INTEGRITY. Integrity's By-Laws provide, in Article V, as follows:

          Section 5.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

          (a) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, r proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees ,judgements, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

          (b) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

               (1) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

               (2) Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

          (c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

          (d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the

          Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

               (1) By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

               (2) If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

               (3) By the Shareholders; or

               (4) By the court of common pleas or the court in which such action, suit or proceeding was brought.

               Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

          (e)(1) Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

               (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

               (ii) Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

          (2) Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

          (f) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

          (g) The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the Corporation has a financial interest.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Touchstone Securities is the principal underwriter for Separate Account I. Touchstone Securities also serves as an underwriter for the contracts issued under Integrity's Separate Accounts II, and VUL; National Integrity Life Insurance Company's Separate Accounts I, II, and VUL; contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. Integrity is the Depositor of Separate Accounts I, II, and VUL.

(b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------                     -----------------------------------------------
James N. Clark(1)                                       Director

Jill T. McGruder(3)                                     Director, Chief Executive Officer and President

Edward S. Heenan(1)                                     Director and Controller

William F. Ledwin(1)                                    Director

Donald J. Wuebbling(1)                                  Director

OFFICERS:

Jill T McGruder(3)                                      President and CEO

Richard K. Taulbee(1)                                   Vice President

Robert F. Morand(1)                                     Secretary

Patricia Wilson(1)                                      Chief Compliance Officer

Edward S. Heenan(1)                                     Controller

James J. Vance(1)                                       Vice President and Treasurer

Robert F. Morand(1)                                     Secretary

Terrie A. Wiedenheft(3)                                 Chief Financial Officer

Elaine M. Reuss(1)                                      Assistant Treasurer

Joseph Vap(2)                                           Assistant Treasurer

Lisa C. Heffley(2)                                      Assistant Vice President

Patricia L. Tackett(2)                                  Assistant Vice President

Mark Murphy(2)                                          Assistant Vice President

(1)  Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2)  Principal Business Address: 515 W. Market St. Louisville, Kentucky 40241
(3) Principal Business Address: 221 East Fourth St., Suite 300, Cincinnati, Ohio 45202

(c)       Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 515 West Market Street, Louisville, Kentucky 40202.

ITEM 31.  MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.  UNDERTAKINGS

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on this 24th day of February, 2005.

                              SEPARATE ACCOUNT I OF
                        INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                      By: Integrity Life Insurance Company
                                   (Depositor)


                             By:/s/ John R. Lindholm
                                John R. Lindholm
                                President & CEO


                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                President & CEO

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 24th day of February, 2005.

                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                President & CEO

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


PRINCIPAL EXECUTIVE OFFICER:  /s/ John R. Lindholm
                              John R. Lindholm, President & CEO
                              Date:     2/24/05
                                    ------------------------


PRINCIPAL FINANCIAL OFFICER:  /s/  Dennis L. Carr
                              Dennis L. Carr, Executive Vice President,
                              Financial and Actuarial
                              Date:     2/24/05
                                    ------------------------

PRINCIPAL ACCOUNTING OFFICER: /s/ Joseph F. Vap
                                 -------------
                              Joseph F. Vap, Director, Financial Operations
                              Date:     2/24/05
                                    ------------------------

DIRECTORS:

/s/ John F. Barrett                              /s/ William J. Williams
John F. Barrett                                  William J. Williams
Date:     2/24/05                          Date:
     -----------------                           -------------


/s/ Dennis L. Carr                               /s/ Donald J. Wuebbling
Dennis L. Carr                                   Donald J. Wuebbling
Date:     2/24/05                                Date:  2/24/05
     -----------------                                -------------


/s/ John R. Lindholm
John R. Lindholm
Date:     2/24/05
     -----------------


/s/ Robert L. Walker
Robert L. Walker
Date:
     -----------------

                                  EXHIBIT INDEX

EXHIBIT NUMBER

9.   Opinion and Consent of Theresa M. Brunsman

                                       13